EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Non-controlling interest (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 39,471,647	$ 35,439,557	$ 33,348,269
Balance	30,821,659	39,471,647	35,439,557
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	2,173,950	1,721,191	1,950,502
Current period change	(1,733,550)	452,759	(229,311)
Realization of other comprehensive income (loss) to P Y G of discontinued operations	(1,429,325)
Balance	(988,925)	2,173,950	1,721,191
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,056,768	859,178	857,055
Current period change	(452,982)	197,590	2,123
Realization of other comprehensive income (loss) to P Y G of discontinued operations	(446,146)
Balance	157,640	1,056,768	859,178
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,117,182	862,013	1,093,447
Current period change	(1,280,568)	255,169	(231,434)
Realization of other comprehensive income (loss) to P Y G of discontinued operations	(983,179)
Balance	$ (1,146,565)	$ 1,117,182	$ 862,013